INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT COMPONENTS OF THE COMPANY’S DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Deferred income taxes reflect the net tax effects of temporary and permanent differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of:

	December 31,	December 31,
	2024	2023

Non-operating loss carryforward	$3,163,000	$4,393,000
Valuation allowance	(3,163,000)	(4,393,000)
Net deferred tax asset	$-	$-

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE (BENEFIT) TO THE COMPANY’S EFFECTIVE TAX RATE

	December 31,	December 31,
	2024	2023

Tax at federal statutory rate	21.0%	21.0%
Tax at state rate net of federal benefit	6.0%	6.0%
Change in valuation allowance	-27.0%	-27.0%
Provision for taxes	0.0%	0.0%